MARKETABLE SECURITIES - Schedule of Movements in Marketable Securities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Marketable Securities [Abstract]
Balance at beginning of period	$ 236,281	$ 2,435
Marketable securities acquired	0	167,709
Unrealized gain (loss) on marketable securities held at period end	(23,968)	66,137
Balance at end of period	$ 212,313	$ 236,281